UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $129,108 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS               COM              025816109     7599   147665 SH       SOLE                   147665
AMGEN                          COM              031162100     8085   102523 SH       SOLE                   102523
ANHEUSER-BUSCH                 COM              035229103     4746   110475 SH       SOLE                   110475
BECTON DICKINSON               COM              075887109     3990    66410 SH       SOLE                    66410
BERKSHIRE HATHAWAY 'B'         COM              084670702     7870     2681 SH       SOLE                     2681
COLGATE-PALMOLIVE              COM              194162103     5689   103720 SH       SOLE                   103720
DELL INC.                      COM              24702R101     5859   195615 SH       SOLE                   195615
GENERAL ELECTRIC               COM              369604103     6871   196028 SH       SOLE                   196028
HARLEY-DAVIDSON                COM              412822108     7251   140821 SH       SOLE                   140821
HERSHEY COMPANY                COM              427866108     7915   143265 SH       SOLE                   143265
INTEL CORP.                    COM              458140100     5592   224050 SH       SOLE                   224050
LAB. CORP. AMER.               COM              50540r409     7096   131766 SH       SOLE                   131766
MEDTRONIC, INC.                COM              585055106     7715   134009 SH       SOLE                   134009
MFS Muni Income TR SBI         COM              552738106      146    18676 SH       SOLE                    18676
MICROSOFT                      COM              594918104     7270   278028 SH       SOLE                   278028
McGRAW HILL CO.                COM              580645109    10110   195820 SH       SOLE                   195820
PATTERSON INC.                 COM              703395103     5665   169625 SH       SOLE                   169625
PEPSICO INC.                   COM              713448108     6478   109644 SH       SOLE                   109644
PROCTER & GAMBLE               COM              742718109     4380    75682 SH       SOLE                    75682
SHERWIN WILLIAMS               COM              824348106     8303   182805 SH       SOLE                   182805
SPDR TR Unit Ser 1             COM              78462F103      477     3835 SH       SOLE                     3835